RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 12,255	$ 12,184	$ 3,107
Cash and cash equivalents
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	85	3,049	372
Investments
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	12,170	9,135	2,735
Elliot Lake reclamation trust fund
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	3,120	3,049	3,972
Letters of credit facility pledged assets
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	9,000	9,000	0
Letters of credit additional collateral
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 135	$ 135	$ 135